April 26, 2013

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Touchstone Strategic Trust (the “Trust”)
(1933 Act File No.: 002-80859]) (1940 Act File No.: 811-03651)

Ladies and Gentlemen:

We are filing today, through the EDGAR system on behalf of the Trust, Post-Effective Amendment No. 94 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment is proposed to become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended. No fees are required in connection with this filing.

The Amendment is being filed for the purpose of responding to SEC staff comments on Post-Effective Amendment No. 93 filed on February 25, 2013.

Please direct any comments or questions on this filing to the undersigned at (513) 629-2941.

Best regards,

/s/ Bo James Howell
Bo James Howell
Counsel

P.O. Box 9878 • Providence, RI 02940-8078

ph 800.543.0407 • TouchstoneInvestments.com

Touchstone Securities, Inc. • Member FINRA and SIPC